Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
The Group evaluated subsequent events through 26 March 2025, the date that the consolidated financial statements were available to be issued.
On 27 January 2025, the Company announced filing acceptance of U.S. Biologics License Applications (BLA) for AVT05, a proposed biosimilar to Simponi and Simponi Aria (golimumab). The FDA review process for these applications is anticipated to be completed in the fourth quarter of 2025.
On 18 February 2025, the Company announced that the FDA has accepted for review a BLA for AVT06, Alvotech’s proposed biosimilar to Eylea (aflibercept), a biologic used to treat eye disorders, including diseases which can lead to vision loss or blindness. The process to obtain regulatory approval is anticipated to be completed in the fourth quarter of 2025.
On 21 February 2025, the Company announced the availability of SELARSDI (ustekinumab) injection in the U.S., a biosimilar to Stelara (ustekinumab), for the treatment of psoriatic arthritis, plaque psoriasis, Crohn’s disease, ulcerative colitis, pediatric plaque psoriasis and pediatric psoriatic arthritis.
On 18 March 2025, the Company announced the FDA acceptance of BLA for AVT03, a proposed biosimilar to Prolia and Xgeva (denosumab).
On 20 March 2025, the Company announced the acquisition of Xbrane Biopharma AB's ("Xbrane") research and development operations and a biosimilar candidate, further expanding the Company's development capabilities, and establishing a footprint in the Swedish life science sector. Xbrane retains other pre-clinical development programs and will focus on the commercialization of this portfolio. The purchase price for the acquisition amounts to approximately SEK 275 million (approximately $27 million) and will be payable in cash at closing for SEK 102.2 million and by assumption of SEK 172.8 million in debt and accounts payable. The creditors have agreed to accept payment for SEK 152.8 million of the debt with Alvotech equity shares. Closing of the acquisition is expected to occur in April 2025 and is contingent on approvals from the relevant authorities and Xbrane's shareholders. The Company also announced that it intends to explore the possibility of a listing of Swedish Depository Receipts (SDR), equity share equivalents, on Nasdaq Stockholm, in the future.